The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 61.9%
	AGGREGATE BOND — 1.5%
57,530	Fidelity Total Bond ETF	$2,613,013
	BROAD BASED — 1.1%
78,414	Invesco DB Commodity Index Tracking Fund	1,779,998
	BROAD MARKET — 2.8%
38,762	Vanguard U.S. Momentum Factor ETF	4,699,687
	CONSUMER STAPLES — 3.0%
55,508	Fidelity MSCI Consumer Staples Index ETF	2,521,174
12,587	iShares U.S. Consumer Staples ETF	2,521,050
		5,042,224
	CONVERTIBLE — 0.2%
4,241	iShares Convertible Bond ETF	323,843
	CORPORATE — 3.5%
62,667	Franklin Senior Loan ETF	1,509,648
18,776	iShares 0-5 Year High Yield Corporate Bond ETF	778,265
30,626	iShares Inflation Hedged Corporate Bond ETF	789,845
26,231	Vanguard Long-Term Corporate Bond ETF	2,058,871
18,698	Xtrackers Short Duration High Yield Bond ETF	812,555
		5,949,184
	EMERGING MARKETS — 2.6%
68,754	Columbia EM Core ex-China ETF	1,966,364
50,104	Invesco S&P Emerging Markets Low Volatility ETF	1,178,446
28,914	Vanguard FTSE Emerging Markets ETF	1,176,222
		4,321,032
	FIXED INCOME EMERGING MARKET — 0.7%
26,846	iShares JP Morgan EM Corporate Bond ETF	1,164,311
	GLOBAL — 2.0%
29,926	SPDR Global Dow ETF	3,376,850
	GOVERNMENT LONG — 0.5%
42,332	Principal Active High Yield ETF	777,012
	INTERNATIONAL — 6.3%
63,730	Cambria Foreign Shareholder Yield ETF	1,530,157
34,375	iShares International Small-Cap Equity Factor ETF	1,060,469
43,324	Schwab Fundamental International Large Co. Index ETF	1,398,932
57,018	SPDR Portfolio Developed World ex-US ETF	1,855,365
40,567	Vanguard FTSE Developed Markets ETF	1,873,384

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
78,868	WisdomTree Global ex-US Quality Dividend Growth Fund	$2,825,052
		10,543,359
	LARGE-CAP — 18.9%
10,646	Invesco QQQ Trust Series 1	3,932,845
44,162	Invesco S&P 500 GARP ETF	4,009,026
58,499	Schwab Fundamental U.S. Large Co. Index ETF	3,367,788
46,505	Schwab U.S. Dividend Equity ETF	3,377,193
67,978	Schwab U.S. Large-Cap Growth ETF	5,094,951
89,826	SPDR Russell 1000 Yield Focus ETF	8,559,520
24,082	Vanguard Value ETF - Class A	3,422,052
		31,763,375
	MID-CAP — 8.0%
29,256	Invesco S&P MidCap 400 Pure Value ETF	3,025,363
49,782	Invesco S&P MidCap Momentum ETF	3,958,665
24,663	iShares Core S&P Mid-Cap ETF	6,448,881
		13,432,909
	PRECIOUS METALS — 3.3%
147,460	abrdn Physical Silver Shares ETF*	3,222,001
61,748	iShares Gold Trust*	2,247,010
		5,469,011
	SMALL-CAP — 6.4%
69,990	Dimensional U.S. Small Cap ETF	3,835,452
62,531	Invesco S&P SmallCap Momentum ETF	3,031,772
94,746	JPMorgan Diversified Return U.S. Small Cap Equity ETF	3,880,796
		10,748,020
	THEMATIC — 1.1%
57,210	Global X U.S. Infrastructure Development ETF	1,798,110
	Total Exchange-Traded Funds
	(Cost $99,788,522)	103,801,938
	MUTUAL FUNDS — 37.7%
	AGGREGATE BOND — 1.5%
141,037	Vanguard Core Bond Fund - Admiral Shares	2,528,798
	BLEND BROAD MARKET — 2.4%
119,662	DFA U.S. Core Equity 1 Portfolio - Class Institutional	4,012,283
	BLEND LARGE CAP — 3.8%
104,752	DFA U.S. Large Co. Portfolio - Class Institutional	3,177,113
20,389	Fidelity 500 Index Fund - Class Institutional Premium	3,160,569
		6,337,682

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND MID CAP — 3.1%
156,412	Vanguard Strategic Equity Fund - Class Investor	$5,242,927
	EMERGING MARKET STOCK — 1.2%
26,482	New World Fund, Inc. - Class F-3	1,969,437
	EMERGING MARKETS BOND — 0.7%
52,744	Vanguard Emerging Markets Bond Fund - Class Admiral	1,176,717
	FOREIGN AGGREGATE BOND — 1.1%
178,262	Dodge & Cox Global Bond Fund - Class I	1,873,531
	FOREIGN BLEND — 6.7%
56,018	DFA International Small Co. Portfolio - Class Institutional	1,029,613
299,751	Dimensional Global Equity Portfolio - Class Institutional	8,719,746
68,557	Rainier International Discovery Series - Class Z	1,553,506
		11,302,865
	FOREIGN VALUE — 2.9%
74,903	DFA International Value Portfolio - Class Institutional	1,437,394
245,724	Dodge & Cox Global Stock Fund - Class I	3,437,681
		4,875,075
	GOVERNMENT LONG — 1.2%
227,071	Vanguard Long-Term Treasury Fund - Class Admiral	2,041,366
	GROWTH BROAD MARKET — 3.9%
117,064	New Perspective Fund - Class R-6	6,497,052
	GROWTH LARGE CAP — 3.2%
111,292	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	5,318,624
	GROWTH SMALL CAP — 1.8%
31,024	Vanguard Explorer Fund - Class Admiral	3,022,996
	VALUE LARGE CAP — 2.6%
60,910	Vanguard Windsor Fund - Class Admiral	4,388,564
	VALUE MID CAP — 1.6%
96,620	DFA U.S. Targeted Value Portfolio - Class Institutional	2,772,014
	Total Mutual Funds
	(Cost $61,115,181)	63,359,931
	MONEY MARKET FUNDS — 0.6%
40,735	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	40,735

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
970,255	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.95%[1]	$970,255
	Money Market Funds
	(Cost $1,010,990)	1,010,990
	TOTAL INVESTMENTS — 100.2%
	(Cost $161,914,693)	168,172,859
	Liabilities in Excess of Other Assets — (0.2)%	(405,697)
	TOTAL NET ASSETS — 100.0%	$167,767,162

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2023.